PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2002

    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
  [diamond]  Phoenix-Aberdeen International Series
  [diamond]  Phoenix-Aberdeen New Asia Series
  [diamond]  Phoenix-AIM Mid-Cap Equity Series
  [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
  [diamond]  Phoenix-Deutsche Nasdaq-100 Index(R) Series
  [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
  [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series(1) [diamond] Phoenix-Goodwin Money Market Series
  [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
  [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
  [diamond]  Phoenix-Janus Growth Series
  [diamond]  Phoenix-MFS Investors Growth Stock Series
  [diamond]  Phoenix-MFS Investors Trust Series
  [diamond]  Phoenix-MFS Value Series
  [diamond]  Phoenix-Oakhurst Growth and Income Series
  [diamond]  Phoenix-Oakhurst Strategic Allocation Series
  [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
  [diamond]  Phoenix-Seneca Strategic Theme Series
  [diamond]  Phoenix-Van Kampen Focus Equity Series
             (formerly, Phoenix-Morgan Stanley Focus Equity Series)

AIM VARIABLE INSURANCE FUNDS
----------------------------
  [diamond]  AIM V.I. Capital Appreciation Fund
  [diamond]  AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value
             Fund)

THE ALGER AMERICAN FUND
-----------------------
  [diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
  [diamond]  Federated Fund for U.S. Government Securities II
  [diamond]  Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
  [diamond]  VIP Contrafund(R) Portfolio
  [diamond]  VIP Growth Opportunities Portfolio
  [diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
  [diamond]  Mutual Shares Securities Fund
  [diamond]  Templeton Developing Markets Securities (1)
  [diamond]  Templeton Foreign Securities Fund (formerly, Templeton
             International Securities Fund)
  [diamond]  Templeton Global Asset Allocation Fund (formerly,
             Templeton Asset Strategy Fund) (1)
  [diamond]  Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
  [diamond]  Scudder VIT EAFE(R) Equity Index Fund (formerly,
             Deutsche VIT EAFE(R) Equity Index Fund)
  [diamond]  Scudder VIT Equity 500 Index Fund (formerly, Deutsche
             VIT Equity 500 Index Fund)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  [diamond]  Technology Portfolio

WANGER ADVISORS TRUST
  [diamond]  Wanger Foreign Forty
  [diamond]  Wanger International Small Cap
  [diamond]  Wanger Twenty
  [diamond]  Wanger U.S.  Smaller Companies (formerly, Wanger U.S.
             Small Cap)

(1)Not available for new investors

    Expenses for a contract with a bonus feature may be higher than expenses for a contract without such a feature. The amount of the bonus credit may be more than offset by the additional fees and charges associated with the bonus.

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2002, has been filed with the SEC and is available free of charge by contacting us as the address or phone number listed below.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                                 PO Box 8027
                                                                 Boston, MA 02266-8027
                                                     [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

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SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    8
FINANCIAL HIGHLIGHTS......................................   11
PERFORMANCE HISTORY.......................................   11
THE VARIABLE ACCUMULATION ANNUITY.........................   11
PHL VARIABLE AND THE ACCOUNT .............................   11
INVESTMENTS OF THE ACCOUNT................................   11
GIA.......................................................   15
MVA.......................................................   15
PURCHASE OF CONTRACTS.....................................   15
DEDUCTIONS AND CHARGES....................................   16
   Deductions from the Separate Account...................   16
     Premium Tax..........................................   16
     Surrender Charges....................................   16
     Mortality and Expense Risk Fee.......................   16
     Administrative Fee...................................   17
     Administrative Charge................................   17
   Reduced Charges, Increased Bonus Payments and Enhanced
     Guaranteed Interest Rates............................   17
   Market Value Adjustment................................   17
   Other Charges..........................................   17
THE ACCUMULATION PERIOD...................................   17
   Accumulation Units.....................................   17
   Accumulation Unit Values...............................   18
   Transfers .............................................   18
   Optional Programs and Benefits.........................   18
     Dollar Cost Averaging Program........................   18
     Asset Rebalancing Program............................   19
     Guaranteed Minimum Income Benefit
     Rider ("GMIB").......................................   19

   Surrender of Contract; Partial Withdrawals.............   21

   Lapse of Contract......................................   21
   Payment Upon Death Before Maturity Date ...............   21
THE ANNUITY PERIOD........................................   22
   Variable Accumulation Annuity Contracts................   22
   Annuity Payment Options ...............................   22
     Payment Upon Death After Maturity Date...............   24
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   24
   Valuation Date.........................................   24
   Valuation Period.......................................   24
   Accumulation Unit Value................................   24
   Net Investment Factor..................................   24
MISCELLANEOUS PROVISIONS..................................   25
   Assignment.............................................   25
   Deferment of Payment ..................................   25
   Free Look Period.......................................   25
   Amendments to Contracts................................   25
   Substitution of Fund Shares............................   25
   Ownership of the Contract..............................   25
FEDERAL INCOME TAXES......................................   26
   Introduction...........................................   26
   Income Tax Status......................................   26
   Taxation of Annuities in General--Non-Qualified Plans..   26
     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   26
     Surrenders or Withdrawals On or After the
       Contract Maturity Date.............................   26
     Penalty Tax on Certain Surrenders and Withdrawals....   27
   Additional Considerations..............................   27
   Diversification Standards .............................   28
   Individual Retirement Annuity..........................   28
     IRAs.................................................   29
     Penalty Tax on Certain Surrenders and
       Withdrawals from IRAs..............................   29
     Seek Tax Advice......................................   30
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   30
STATE REGULATION..........................................   30
REPORTS...................................................   30
VOTING RIGHTS.............................................   30
LEGAL MATTERS.............................................   31
SAI.......................................................   31
APPENDIX A--FINANCIAL HIGHLIGHTS..........................  A-1
APPENDIX B--DEDUCTIONS FOR PREMIUM TAXES..................  B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS.....................  C-1

                               SUMMARY OF EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES                                                        ALL SUBACCOUNTS
                                                                                           ---------------

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1............................................              8%
    Age of Payment in Complete Years 1-2............................................              8%
    Age of Payment in Complete Years 2-3............................................              8%
    Age of Payment in Complete Years 3-4............................................              7%
    Age of Payment in Complete Years 4-5............................................              6%
    Age of Payment in Complete Years 5-6............................................              5%
    Age of Payment in Complete Years 6-7............................................              4%
    Age of Payment in Complete Years 7-8............................................              3%
    Age of Payment in Complete Years 8 and thereafter...............................             None



ANNUAL ADMINISTRATIVE CHARGE

    Maximum(2)......................................................................              $35

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE(3) (as a percentage of the guaranteed
    annuitization value)............................................................              .40%


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

    Mortality and Expense Risk Fee..................................................            1.475%
    Daily Administrative Fee........................................................             .125%
                                                                                                ------

    Total Separate Account Annual Expenses..........................................             1.60%
















---------------------------------------

(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
(2) Waived if contract value is $50,000 or more.
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted if the rider is elected.


ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         OTHER
                                                                        OPERATING     TOTAL ANNUAL      OTHER       TOTAL ANNUAL
                                                  INVESTMENT   RULE     EXPENSES    FUND EXPENSES     OPERATING     FUND EXPENSES
                                                  MANAGEMENT   12B-1     BEFORE         BEFORE      EXPENSES AFTER      AFTER
                     SERIES                          FEE       FEES   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (5)                     0.75%     N/A      0.27%          1.02%           0.27%           1.02%
Phoenix-Aberdeen New Asia (4)                          1.00%     N/A      1.41%          2.41%           0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (2, 7)                      0.85%     N/A      6.28%          7.13%           0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (2, 7)       0.85%     N/A      7.08%          7.93%           0.20%           1.05%
Phoenix-Deutsche Dow 30 (2, 6)                         0.35%     N/A      0.77%          1.12%           0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 6)            0.35%     N/A      2.00%          2.35%           0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (4, 6)    0.75%     N/A      0.41%          1.16%           0.25%           1.00%
Phoenix-Engemann Capital Growth (2, 6)                 0.63%     N/A      0.09%          0.72%           0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (4, 6)         0.90%     N/A      1.23%          2.13%           0.25%           1.15%
Phoenix-Federated U.S. Government Bond (3, 8)          0.60%     N/A      0.86%          1.46%           0.24%           0.84%
Phoenix-Goodwin Money Market (2, 6)                    0.40%     N/A      0.20%          0.60%           0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 6)       0.50%     N/A      0.21%          0.71%           0.15%           0.65%
Phoenix-Hollister Value Equity (2, 6)                  0.70%     N/A      0.30%          1.00%           0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 6)     0.45%     N/A      0.25%          0.70%           0.10%           0.55%
Phoenix-Janus Flexible Income (2, 6)                   0.80%     N/A      0.71%          1.51%           0.15%           0.95%
Phoenix-Janus Growth (2, 6)                            0.85%     N/A      0.34%          1.19%           0.15%           1.00%
Phoenix-MFS Investors Growth Stock (2, 6, 7)           0.75%     N/A      6.13%          6.88%           0.20%           0.95%
Phoenix-MFS Investors Trust (2, 6, 7)                  0.75%     N/A      6.59%          7.34%           0.20%           0.95%
Phoenix-MFS Value (2, 6, 7)                            0.75%     N/A      5.68%          6.43%           0.20%           0.95%
Phoenix-Oakhurst Growth & Income (2, 6)                0.70%     N/A      0.23%          0.93%           0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2, 6)           0.58%     N/A      0.13%          0.71%           0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (2)             0.90%     N/A      1.90%          2.80%           0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 6)         1.05%     N/A      0.49%          1.54%           0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 6)       1.05%     N/A      1.28%          2.33%           0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (4, 6)                   0.80%     N/A      0.30%          1.10%           0.25%           1.05%
Phoenix-Seneca Strategic Theme (4, 6)                  0.75%     N/A      0.21%          0.96%           0.21%           0.96%
Phoenix-Van Kampen Focus Equity (2, 6)                 0.85%     N/A      2.33%          3.18%           0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .30% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.
(8) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.

Note: each or all of the expense caps noted above may be altered or eliminated at any time without notice.


 ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER                           OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                  INVESTMENT   RULE       EXPENSES     FUND EXPENSES    EXPENSES    FUND EXPENSES
                                                  MANAGEMENT   12B-1      BEFORE         BEFORE           AFTER          AFTER
                      SERIES                         FEE      FEES(5)  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.32%           1.82%          0.32%          1.82%
Templeton Foreign Securities Fund (8)                0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Global Asset Allocation Fund               0.61%     0.25%       0.20%           1.06%          0.20%          1.06%
Templeton Growth Securities Fund (10)                0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) This fund pays a portion or all of its expenses other than the management fee up to 0.40%.
(2) This fund pays a portion or all of its expenses other than the management fee up to 0.45%.
(3) This fund pays a portion or all of its expenses other than the management fee up to 0.60%.
(4) This fund pays a portion or all of its expenses other than the management fee up to 1.00%.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10)The fund administration fee is paid indirectly through the management fee.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------
    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2001, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the contract, Account and the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.

    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.

EXAMPLES:
    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.


                                                     If you surrender your contract at the     If you annuitize your contract at the
                                                     end of one of these time periods, you     end of one of these time periods, you
                                                     would pay:                                would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   -------  --------
Phoenix-Aberdeen International                         $103      $166     $214      $335        $103      $166     $160     $335
Phoenix-Aberdeen New Asia                               116       206      279       456         116       206      225      456
Phoenix-AIM Mid-Cap Equity                              162       330      N/A       N/A         162       330      N/A      N/A
Phoenix-Alliance/Bernstein Growth & Income              169       349      N/A       N/A         169       349      N/A      N/A
Phoenix-Deutsche Dow 30                                 104       169      218       345         104       169      164      345
Phoenix-Deutsche Nasdaq-100 Index(R)                    116       204      276       451         116       204      222      451
Phoenix-Duff & Phelps Real Estate Securities            104       170      220       348         104       170      166      348
Phoenix-Engemann Capital Growth                         100       157      199       307         100       157      145      307
Phoenix-Engemann Small & Mid-Cap Growth                 114       198      266       433         114       198      212      433
Phoenix-Federated U.S. Government Bond                  107       179      235       375         107       179      181      375
Phoenix-Goodwin Money Market                             98       153      193       295          98       153      139      295
Phoenix-Goodwin Multi-Sector Fixed Income               100       157      198       306         100       157      144      306
Phoenix-Hollister Value Equity                          102       165      213       333         102       165      159      333
Phoenix-Janus Flexible Income                           108       180      237       380         108       180      183      380
Phoenix-Janus Growth                                    104       171      222       351         104       171      168      351
Phoenix-J.P. Morgan Research Enhanced Index              99       156      198       305          99       156      144      305
Phoenix-MFS Investors Growth Stock                      159       324      N/A       N/A         159       324      N/A      N/A
Phoenix-MFS Investors Trust                             164       335      N/A       N/A         164       335      N/A      N/A
Phoenix-MFS Value                                       155       313      N/A       N/A         155       313      N/A      N/A
Phoenix-Oakhurst Growth and Income                      102       163      209       327         102       163      155      327
Phoenix-Oakhurst Strategic Allocation                   100       157      198       306         100       157      144      306


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------

Phoenix-Aberdeen International                         $31       $94       $160     $335
Phoenix-Aberdeen New Asia                               44       134        225      456
Phoenix-AIM Mid-Cap Equity                              90       258        N/A      N/A
Phoenix-Alliance/Bernstein Growth & Income              97       277        N/A      N/A
Phoenix-Deutsche Dow 30                                 32        97        164      345
Phoenix-Deutsche Nasdaq-100 Index(R)                    44       132        222      451
Phoenix-Duff &Phelps Real Estate Securities             32        98        166      348
Phoenix-Engemann Capital Growth                         28        85        145      307
Phoenix-Engemann Small & Mid-Cap Growth                 42       126        212      433
Phoenix-Federated U.S. Government Bond                  35       107        181      375
Phoenix-Goodwin Money Market                            26        81        139      295
Phoenix-Goodwin Multi-Sector Fixed Income               28        85        144      306
Phoenix-Hollister Value Equity                          30        93        159      333
Phoenix-Janus Flexible Income                           36       108        183      380
Phoenix-Janus Growth                                    32        99        168      351
Phoenix-J.P. Morgan Research Enhanced Index             27        84        144      305
Phoenix-MFS Investors Growth Stock                      87       252        N/A      N/A
Phoenix-MFS Investors Trust                             92       263        N/A      N/A
Phoenix-MFS Value                                       83       241        N/A      N/A
Phoenix-Oakhurst Growth and Income                      30        91        155      327
Phoenix-Oakhurst Strategic Allocation                   28        85        144      306



                                                     If you surrender your contract at the     If you annuitize your contract at the
                                                     end of one of these time periods, you     end of one of these time periods, you
                                                     would pay:                                would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   -------  --------

Phoenix-Sanford Bernstein Global Value                 $120      $217     $296      $486        $120      $217     $242     $486
Phoenix-Sanford Bernstein Mid-Cap Value                 108       181      238       383         108       181      184      383
Phoenix-Sanford Bernstein Small-Cap Value               116       204      275       449         116       204      221      449
Phoenix-Seneca Mid-Cap Growth                           103       168      217       343         103       168      163      343
Phoenix-Seneca Strategic Theme                          102       164      211       330         102       164      157      330
Phoenix-Van Kampen Focus Equity                         124       227      313       515         124       227      259      515
AIM V.I. Capital Appreciation Fund                      101       161      205       319         101       161      151      319
AIM V.I. Premier Equity Fund                            101       161      205       319         101       161      151      319
Alger American Leveraged AllCap Portfolio               102       163      209       326         102       163      155      326
Federated Fund for U.S. Government II                   100       158      200       309         100       158      146      309
Federated High Income Bond II                           100       158      201       311         100       158      147      311

VIP Contrafund(R) Portfolio                             100       159      202       313         100       159      148      313
VIP Growth Opportunities Portfolio                      100       159      202       314         100       159      148      314
VIP Growth Portfolio                                    100       159      202       313         100       159      148      313

Mutual Shares Securities Fund                           103       166      214       337         103       166      160      337
Templeton Developing Markets Fund                       111       189      252       407         111       189      198      407
Templeton Foreign Securities Fund                       104       170      220       348         104       170      166      348
Templeton Global Asset Allocation Fund                  103       167      215       339         103       167      161      339
Templeton Growth Securities Fund                        103       168      217       343         103       168      163      343
Scudder VIT EAFE(R) Equity Index Fund                   101       160      203       315         101       160      149      315
Scudder VIT Equity 500 Index Fund                        96       145      178       266          96       145      124      266
Technology Portfolio                                    106       174      227       362         106       174      173      362
Wanger Foreign Forty                                    107       178      234       375         107       178      180      375
Wanger International Small Cap Fund                     107       178      233       373         107       178      179      373
Wanger Twenty                                           106       175      228       364         106       175      174      364
Wanger U.S. Smaller Companies                           102       165      212       333         102       165      158      333


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------
Phoenix-Sanford Bernstein Global Value                $48      $145     $242     $486
Phoenix-Sanford Bernstein Mid-Cap Value                36       109      184      383
Phoenix-Sanford Bernstein Small-Cap Value              44       132      221      449
Phoenix-Seneca Mid-Cap Growth                          31        96      163      343
Phoenix-Seneca Strategic Theme                         30        92      157      330
Phoenix-Van Kampen Focus Equity                        52       155      259      515
AIM V.I. Capital Appreciation Fund                     29        89      151      319
AIM V.I. Premier Equity Fund                           29        89      151      319
Alger American Leveraged AllCap Portfolio              30        91      155      326
Federated Fund for U.S. Government II                  28        86      146      309
Federated High Income Bond II                          28        86      147      311

VIP Contrafund(R) Portfolio                            28        87      148      313
VIP Growth Opportunities Portfolio                     28        87      148      314
VIP Growth Portfolio                                   28        87      148      313

Mutual Shares Securities Fund                          31        94      160      337
Templeton Developing Markets Fund                      39       117      198      407
Templeton Foreign Securities Fund                      32        98      166      348
Templeton Global Asset Allocation Fund                 31        95      161      339
Templeton Growth Securities Fund                       31        96      163      343
Scudder VIT EAFE(R) Equity Index Fund                  29        88      149      315
Scudder VIT Equity 500 Index Fund                      24        73      124      266
Technology Portfolio                                   34       102      173      362
Wanger Foreign Forty                                   35       106      180      375
Wanger International Small Cap Fund                    35       106      179      373
Wanger Twenty                                          34       103      174      364
Wanger U.S. Smaller Companies                          30        93      158      333

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results that vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please see "GIA" and "MVA" for a detailed discussion of the GIA and MVA, respectively.

    You also select a benefit option that is suitable in meeting your financial objectives. Each benefit option differs in the amount of bonus payment you may receive and in how the death benefit is calculated. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]  Generally, the minimum initial payment is $10,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  You may choose where your payments are invested in one or more of the subaccounts, the GIA and the MVA.

[diamond]  We add a bonus payment to each payment we receive from you. The amount of the bonus payment we add to your payment varies based upon the benefit option you select.

[diamond]  Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in "Guaranteed Interest Account" and in "The Accumulation
           Period--Transfers."

[diamond]  Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond]  The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year, 10% of your contract value as of the last contract anniversary may be withdrawn without surrender charges. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Federal
           Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond]  No deductions are made from payments.

[diamond]  A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond]  If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]  No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

[diamond]  A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

 --------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
 --------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
 --------------------------------------------------------------

           o The total deferred surrender charges on a contract will never exceed 9% of total premium payments.

[diamond]  Administrative Charge--maximum of $35 each year. Waived if contract value is $50,000 or more.

FROM THE ACCOUNT
[diamond]  Mortality and expense risk fee--1.475%. See "Charges for Mortality and Expense Risks."

[diamond]  The daily administrative fee--0.125% annually. See "Charges for
           Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond]  Premium Taxes--taken from the contract value upon annuitization.

           o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

BENEFIT OPTIONS
[diamond]  The contract offers two benefit options. You select a benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation and in the amount of bonus payment we add to your payment.

    The components of each benefit option are on the Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the payments made during the Free Look Period. Note that the total amount returned to you will not include the amount of the bonus payments we have added to payments made by you.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                              BENEFIT OPTIONS CHART

--------------------------------------------------------------------------------------------------------------------------------
                                                            OPTION 1                                  OPTION 2
--------------------------------------------------------------------------------------------------------------------------------
                 Component                                  Return of                                  Annual
                                                             Premium                                   Step-up
--------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death of    The greater of:                           The greatest of:
the annuitant who has not yet attained
age 80                                      1. the sum of 100% of premium             1. the sum of 100% of premium payments
                                               payments less adjusted partial            less adjusted partial withdrawals on
                                               withdrawals on the claim date; or         the claim date; or

                                            2. the contract value on the claim date.  2. the contract value on the claim date; or

                                                                                      3. the annual step-up amount on the
                                                                                         claim date.
--------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death       The greater of:                           The greater of:
annuitant who has attained age 80
of the                                      1. the sum of 100% of premium payments    1. the death benefit in effect at the
                                               less adjusted partial withdrawals on      end of the immediately preceding
                                               the claim date; or                        contract year prior to the annuitant
                                                                                         turning age 80, plus the sum of 100%
                                            2. the contract value on the claim date.     of premium payments less adjusted
                                                                                         partial withdrawals made since the
                                                                                         contract year that the annuitant
                                                                                         reached age 80; or

                                                                                      2. the contract value on the claim date.
--------------------------------------------------------------------------------------------------------------------------------
Amount of bonus payment(2)                  5% of each payment received from you.     4% of each payment received from you.
--------------------------------------------------------------------------------------------------------------------------------


(1) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.
(2) See the "Purchase of Contracts--Bonus Payments" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix A. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see the "GIA" section of this prospectus.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial AverageSM before fund expenses.

    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The series seeks to maximize total return. As of February 16, 2001, this series is closed to new investors. Existing investors may continue to allocate payments to this series or any other series offered.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital.

    PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital.

    AIM V.I. PREMIER EQUITY FUND: The investment objective is to achieve long-term growth of capital with income as a secondary investment objective.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON FOREIGN SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GLOBAL ASSET ALLOCATION FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

SCUDDER VIT FUNDS
    The following subaccounts invest in a corresponding fund of Scudder VIT
Funds:

    SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index.

    SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc.:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALLER COMPANIES: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material irreconcilable conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority; (2) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any Portfolios are being managed; (5) a difference in voting instructions given by variable life insurance policyowners, life owners, variable annuity contract owners, annuity owners or any future owners; or

(6) a decision by Phoenix to disregard the voting instructions of contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series
Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Roger Engemann & Associates, Inc. ("Engemann")
o   Phoenix-Engemann Capital Growth Series
o   Phoenix-Engemann Small & Mid-Cap Growth Series
Seneca Capital Management, LLC ("Seneca")
o   Phoenix-Seneca Mid-Cap Growth Series
o   Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-Federated U.S. Government Bond Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series
Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series
Phoenix-Van Kampen Focus Equity Series
------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
o   Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o   Phoenix-Alliance/Bernstein Growth + Value Series
o   Phoenix-Sanford Bernstein Global Value Series
o   Phoenix-Sanford Bernstein Mid-Cap Value Series
o   Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o   Phoenix-Deutsche Dow 30 Series
o   Phoenix-Deutsche Nasdaq-100 Index(R) Series
Federated Investment Management Company
o   Phoenix-Federated U.S. Government Bond Series
J.P. Morgan Investment Management, Inc.
o   Phoenix-J.P. Morgan Research Enhanced Index Series
Janus Capital Corporation
o   Phoenix-Janus Flexible Income Series
o   Phoenix-Janus Growth Series
MFS Investment Management
o   Phoenix-MFS Investors Growth Stock Series
o   Phoenix-MFS Investors Trust Series
o   Phoenix-MFS Value Series
Morgan Stanley Asset Management
o   Phoenix-Van Kampen Focus Equity Series
------------------------------------------------------------------

------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series
------------------------------------------------------------------

-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC
Aberdeen Fund Managers, Inc.
o  Phoenix-Aberdeen New Asia Series
-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

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OTHER ADVISORS
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AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Premier Equity Fund
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
o   Scudder VIT EAFE(R) Equity Index Fund
o   Scudder VIT Equity 500 Index Fund
Federated Investment Management Company
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II
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OTHER ADVISORS
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Fidelity Management and Research Company
o   VIP Contrafund(R) Portfolio
o   VIP Growth Opportunities Portfolio
o   VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o   Mutual Shares Securities Fund
Morgan Stanley Asset Management
o   Technology Portfolio
Templeton Asset Management, Ltd.
o   Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o   Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o   Templeton Foreign Securities Fund
o   Templeton Global Asset Allocation Fund
Wanger Asset Management, L.P.
o   Wanger Foreign Forty
o   Wanger International Small Cap
o   Wanger Twenty
o   Wanger U.S. Smaller Companies
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SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
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    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

PURCHASE OF CONTRACTS
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MINIMUM PAYMENTS
    Generally, we require minimum payments of:

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                         MINIMUM             MINIMUM
PLAN TYPE                INITIAL             SUBSEQUENT
                         PAYMENT             PAYMENT *
------------------------ ------------------- -------------------
Non-qualified            $10,000             $500
plans
------------------------ ------------------- -------------------
Individual Retirement    $2,000              $100
Annuity ("IRA")
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* You may authorize your bank to draw from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If you elect a bank draft program, the minimum subsequent payment is $25.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1)  the make-up and size of the prospective group;

    (2)  the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

BONUS PAYMENT
    We add a bonus payment to your contract value each time we receive a purchase payment from you. The bonus payment is made from our general account. The bonus payment is allocated among the subaccounts, MVA or GIA according to the same allocation schedule in effect for purchase payments. If you return the contract under the right to cancel provision (Free Look) the amount returned to you will not include the amount of any bonus payments made by us.

    The amount of the bonus payment varies depending upon which benefit option you selected. The amount of bonus payment under the benefit option elected is a percentage of each purchase payment and are as follows:

-------------------------------- ------------------------------
 OPTION 1 - RETURN OF PREMIUM     OPTION 2 - ANNUAL
                                  STEP-UP
-------------------------------- ------------------------------
 5% of purchase payment           4% of purchase payment
-------------------------------- ------------------------------

    Bonus payments are treated as an increase in the "income in the contract"
(gain) for tax purposes.

    We expect to profit from certain charges assessed under the contract (i.e., the surrender charge and the mortality and risk fee) associated with the bonus.

PAYMENT ALLOCATION
    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    We reserve the right not to accept future purchase payments. We will provide you 60 days written notice if we choose not to accept a payment.

DEDUCTIONS AND CHARGES
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DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year you may withdraw up to 10% of your contract value as of the last contract anniversary without surrender charges.

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
---------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
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    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.475% and is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. This fee is not deducted from the GIA or MVA.

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, INCREASED BONUS PAYMENTS AND ENHANCED GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit increased bonus payments, or grant enhanced Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to Registered Representatives on each purchase payment.

    Any reduction or elimination of charges or increases in bonus payments or Guaranteed Interest Rate enhancements will not be unfairly discriminatory against any person. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your Initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described in the section entitled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90(th) birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.
    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.
    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.
    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.
    D= any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed

Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.
4.   each contract anniversary.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

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                    IMPORTANT INFORMATION REGARDING THE GMIB
--------------------------------------------------------------------------------
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus for more information. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract Maturity Date." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond]  The contract value is zero; or

[diamond]  The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

           PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE
WHO RECEIVES PAYMENT

[diamond]  DEATH OF AN OWNER/ANNUITANT
           If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
           Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

AMOUNT OF PAYMENT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond]  OPTION 1--RETURN OF PREMIUM
           The greater of:

           a) 100% of payments, less adjusted partial withdrawals; or

           b) the contract value on the claim date.

[diamond]  OPTION 2--ANNUAL STEP-UP The greater of:

           a) 100% of payments, less adjusted partial withdrawals; or

           b) the contract value on the claim date; or

           c) the annual step-up amount on the claim date.

AMOUNT OF PAYMENT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond]  OPTION 1--RETURN OF PREMIUM
           The greater of:

           a) the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

           b) the contract value on the claim date.

[diamond]  OPTION 2--ANNUAL STEP-UP
           The greater of:

           a) the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

           b) the contract value on the claim date.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           The amount of death benefit payable is equal to the greater of:
           o  100% of payments, less withdrawals; or
           o  the contract value on the claim date.

           BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless you elect a different annuity option. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under Individual Retirement Accounts, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under an IRA plan. See "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    You may choose among the available annuity options by written request. Contract owners should direct their choice of annuity option in writing to:
Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, MA 02266-8027. If we do not receive written instruction satisfactory to us on or before the maturity date, we will apply your contract value to Option L, described below.

    The options allow you to choose:

[diamond]  Fixed Payments (Options A, B, D, E, F, G, H): PHL Variable guarantees a minimum rate of return for these options.

[diamond]  Variable Payments (Options I, J, K, L, M, N): Payments under these options depend on subaccount investment performance. There is no guaranteed minimum payment or rate of return.

    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed investment rate for variable options is 4.5% on an annual basis. The assumed rate is used to calculate the first annuity payment under variable payment options I, J, K, M and N.

    We make daily deductions from contract values held in subaccounts for mortality and expense risk charges and an administrative fee. These charges affect all the variable payment options. Note that even though PHL Variable assumes no mortality risk under Option K, a mortality charge is still deducted.

    The following descriptions should allow you to compare the basic differences of the currently available annuity options. You should contact VPMO well in advance of the date you wish to elect an option for payment estimates under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    It provides a variable payout monthly annuity to the annuitant for life. In the event of the death for the life of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining Annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to IRA participants. Any annuity options elected under regular or Simple IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who is also the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed,
(b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and
(c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment calculated without regard to any bonus payment. (A longer Free Look Period may be required by your state.) You may receive more or less than your initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment that can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received from you or on your behalf.

    If you return the contract under the right to cancel provision (Free Look) the amount returned to you will be determined as if there had been no bonus payments made by us.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish regular, Simple and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the accompanying prospectuses for the funds.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under most regular and all Simple IRAs there will be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. For Roth IRAs, there will generally be no taxable amount on distributions made after age 59 1/2 and after five years from the contract issue date. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain regular IRAs and all Simple IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to IRAs. See "Penalty Tax on Surrenders and Withdrawals from IRAs."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under IRAs (other than Roth IRAs). However, a number of restrictions, limitations and special rules apply to IRAs and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no Contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section

1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the PHL Variable IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

INDIVIDUAL RETIREMENT ANNUITY
    The contracts may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain IRAs which are considered sponsored by an employer for its employees will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

IRAs
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
FROM IRAs
    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner.

    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or Simple IRAs, are subject to a 10% penalty if made prior to the expiration of the five-year holding period beginning with the year of the conversion.

     Generally, distributions from regular and Simple IRAs must commence no later than April 1 of the calendar year following the year in which the contract owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

o   Underwriter
o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A
FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------

The tables on the following pages give the historical unit values for a single share of each of the available subaccounts. The following tables contain highlights only; more information is in the SAI and in the Separate Account's Annual Report. You may obtain a copy of the SAI free of charge by calling AOD at
800.541.0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                             SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $1.699                 596
          From 1/1/01 to 12/31/01                                        $1.699               $1.269                1,827

 PHOENIX-ABERDEEN NEW ASIA
===================================================================================================================================
          From 10/2/00* to 12/31/00                                      $2.000               $1.942                  15
          From 1/1/01 to 12/31/01                                        $1.942               $1.931                  72

 PHOENIX-AIM MID-CAP EQUITY
===================================================================================================================================
          From 11/2/01* to 12/31/01                                      $2.000               $2.125                  34

 PHOENIX-ALLIANCE/BERNSTEIN GROWTH & VALUE
===================================================================================================================================
          From 11/9/01* to 12/31/01                                      $2.000               $2.135                  49

 PHOENIX-DEUTSCHE DOW 30
===================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.029                 103
          From 1/1/01 to 12/31/01                                        $2.029               $1.878                 663

 PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
===================================================================================================================================
          From 11/2/00* to 12/31/00                                      $2.000               $1.453                  36
          From 1/1/01 to 12/31/01                                         1.453               $0.957                 780

 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $2.283                 160
          From 1/1/01 to 12/31/01                                        $2.283               $2.395                 647

 PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
          From 6/22/00* to 12/31/00                                      $2.000               $1.611                2,531
          From 1/1/01 to 12/31/01                                        $1.611               $1.037                5,151

 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================================================================================
          From 9/25/00* to 12/31/00                                      $2.000               $1.511                 153
          From 1/1/01 to 12/31/01                                        $1.511               $1.089                 907

 PHOENIX-FEDERATED U.S. GOVERNMENT BOND
===================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.143                 212
          From 1/1/01 to 12/31/01                                        $2.143               $2.214                 492

 PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $2.045                 974
          From 1/1/01 to 12/31/01                                        $2.045               $2.089                14,274

 * Date subaccount began operations.

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                             SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
          From 7/3/00* to 12/30/00                                       $2.000               $2.064                 332
          From 1/1/01 to 12/31/01                                        $2.064               $2.154                1,627

 PHOENIX-HOLLISTER VALUE EQUITY
===================================================================================================================================
          From  8/2/00* to 12/31/00                                      $2.000               $2.359                 613
          From 1/1/01 to 12/31/01                                        $2.359               $1.904                3,825

 PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.804                 139
          From 1/1/01 to 12/31/01                                        $1.804               $1.564                1,073

 PHOENIX-JANUS FLEXIBLE INCOME
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $2.093                 128
          From 1/1/01 to 12/31/01                                        $2.093               $2.208                 677

 PHOENIX-JANUS GROWTH
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.669                1,457
          From 1/1/01 to 12/31/01                                        $1.669               $1.251                3,677

 PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================================================================================
          From 11/27/01* to 12/31/01                                     $2.000               $2.132                  7

 PHOENIX-MFS INVESTORS TRUST
===================================================================================================================================
          From 11/2/01* to 12/31/01                                      $2.000               $2.079                  51

 PHOENIX-MFS VALUE
===================================================================================================================================
          From 11/2/01* to 12/31/01                                      $2.000               $2.109                 116

 PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.855                 637
          From 1/1/01 to 12/31/01                                        $1.855               $1.676                2,572

 PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================================================================================
          From 6/22/00* to 12/31/00                                      $2.000               $1.977                 161
          From 1/1/01 to 12/31/01                                        $1.977               $1.982                 962

 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================================================================================
          From 3/26/01* to 12/31/01                                      $2.000               $2.023                 124

 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.273                 164
          From 1/1/01 to 12/31/01                                        $2.273               $2.750                1,281

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
          From 2/2/01* to 12/31/01                                       $2.000               $2.218                 637

 PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $1.784                1,337
          From 1/1/01 to 12/31/01                                        $1.784               $1.312                3,429

 PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.510                1,521
          From 1/1/01 to 12/31/01                                        $1.510               $1.079                2,753

 * Date subaccount began operations.

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                             SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
===================================================================================================================================
          From 7/10/00* to 12/31/00                                      $2.000               $1.609                  78
          From 1/1/01 to 12/31/01                                        $1.609               $1.345                 291
 AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
          From 4/17/01* to 12/31/01                                      $2.000               $1.752                 153

 AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
===================================================================================================================================
          From 4/18/01* to 12/31/01                                      $2.000               $1.895                 375

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.526                 683
          From 1/1/01 to 12/31/01                                        $1.526               $1.262                2,030

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.109                 152
          From 1/1/01 to 12/31/01                                        $2.109               $2.221                1,848

 FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.820                  64
          From 1/1/01 to 12/31/01                                        $1.820               $1.815                 629

 VIP CONTRAFUND(R) PORTFOLIO
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.863                 361
          From 1/1/01 to 12/31/01                                        $1.863               $1.606                1,477

 VIP GROWTH OPPORTUNITIES PORTFOLIO
===================================================================================================================================
          From 7/10/00* to 12/31/00                                      $2.000               $1.681                 124
          From 1/1/01 to 12/31/01                                        $1.681               $1.415                 722

 VIP GROWTH PORTFOLIO
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.667                 512
          From 1/1/01 to 12/31/01                                        $1.667               $1.349                2,023

 MUTUAL SHARES SECURITIES FUND
===================================================================================================================================
          From 9/15/00* to 12/31/00                                      $2.000               $2.074                  21
          From 1/1/01 to 12/31/01                                        $2.074               $2.185                 406

 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
===================================================================================================================================
          From 8/22/00* to 12/31/00                                      $2.000               $1.656                  95
          From 1/1/01 to 12/31/01                                        $1.656               $1.497                 151

 TEMPLETON FOREIGN SECURITIES FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.915                 180
          From 1/1/01 to 12/31/01                                        $1.915               $1.583                 803

 TEMPLETON GLOBAL ASSET ALLOCATION FUND (FORMERLY, TEMPLETON ASSET STRATEGY FUND)
===================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.928                  27
          From 1/1/01 to 12/31/01                                        $1.928               $1.709                 122

 TEMPLETON GROWTH SECURITIES FUND
===================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $2.007                  42
          From 1/1/01 to 12/31/01                                        $2.007               $1.949                 412

 * Date subaccount began operations.

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                             SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

 SCUDDER VIT EAFE(R) EQUITY INDEX FUND (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
===================================================================================================================================
          From 8/8/00* to 12/31/00                                       $2.000               $1.833                  57
          From 1/1/01 to 12/31/01                                        $1.833               $1.358                 305

 SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
===================================================================================================================================
         From 11/9/01* to 12/31/01                                      $2.000               $2.107                  26

 TECHNOLOGY PORTFOLIO
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.287                 698
          From 1/1/01 to 12/31/01                                        $1.287               $0.647                1,406

 WANGER FOREIGN FORTY
===================================================================================================================================
          From 7/12/00* to 12/31/00                                      $2.000               $1.784                 434
          From 1/1/01 to 12/31/01                                        $1.784               $1.288                 681

 WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.478                 683
          From 1/1/01 to 12/31/01                                        $1.478               $1.147                1,697

 WANGER TWENTY
===================================================================================================================================
          From 7/25/00* to 12/31/00                                      $2.000               $2.051                 100

          From 1/1/01 to 12/31/01                                        $2.051               $2.201                 545

 WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $2.162                 334
          From 1/1/01 to 12/31/01                                        $2.162               $2.370                1,905

 * Date subaccount began operations.


APPENDIX B
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON               UPON
STATE                                                      PURCHASE (1)       ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                      ------------       -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................           X                                     1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%





NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."


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(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

APPENDIX C
GLOSSARY OF SPECIAL TERMS
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    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT (VA ACCOUNT): PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

BONUS PAYMENT: An amount we add to your contract value when a payment is received from you. Each bonus payment will be treated as earnings under your contract.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]  Non-qualified plans--$10,000

[diamond]  Individual Retirement Annuity (Rollover IRA only)--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

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